Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share Capital

	Company No. of shares (’000)
	2018	2017
Authorised and in issue at January, 1	53,808	53,720
Issued for share plan	19	88
Authorised and in issue at December. 31	53,827	53,808